Note 33 - Employee Benefits - Sensitivity Analysis on Funded Status (Detail) - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Germany [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		€ (575)	€ (570)
Expected increase in plan assets	[1]	355	290
Expected net impact on funded status (de-) increase		(220)	(280)
Germany [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		545	540
Expected (decrease) in plan assets	[1]	(355)	(290)
Expected net impact on funded status (de-) increase		190	250
Germany [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(575)	(570)
Expected increase in plan assets	[1]	320	210
Expected net impact on funded status (de-) increase		(255)	(360)
Germany [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		545	540
Expected (decrease) in plan assets	[1]	(320)	(210)
Expected net impact on funded status (de-) increase		225	330
Germany [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	300	305
Expected (decrease) in plan assets	[1]	(275)	(285)
Expected net impact on funded status (de-) increase		25	20
Germany [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(310)	(325)
Expected increase in plan assets	[1]	275	285
Expected net impact on funded status (de-) increase		(35)	(40)
Germany [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		30	30
Germany [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(30)	(30)
Germany [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(225)	(215)
UK [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(230)	(225)
Expected increase in plan assets	[1]	150	170
Expected net impact on funded status (de-) increase		(80)	(55)
UK [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		215	210
Expected (decrease) in plan assets	[1]	(150)	(170)
Expected net impact on funded status (de-) increase		65	40
UK [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(230)	(225)
Expected increase in plan assets	[1]	65	65
Expected net impact on funded status (de-) increase		(165)	(160)
UK [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		215	210
Expected (decrease) in plan assets	[1]	(65)	(65)
Expected net impact on funded status (de-) increase		150	145
UK [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	150	140
Expected (decrease) in plan assets	[1]	(95)	(115)
Expected net impact on funded status (de-) increase		55	25
UK [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(160)	(145)
Expected increase in plan assets	[1]	95	115
Expected net impact on funded status (de-) increase		(65)	(30)
UK [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		5	5
UK [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(5)	(5)
UK [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3],[4]	(60)	(60)
US [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(25)	(25)
Expected increase in plan assets	[1]	20	25
Expected net impact on funded status (de-) increase		(5)	0
US [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		25	25
Expected (decrease) in plan assets	[1]	(20)	(25)
Expected net impact on funded status (de-) increase		5	0
US [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(50)	(55)
Expected increase in plan assets	[1]	15	15
Expected net impact on funded status (de-) increase		(35)	(40)
US [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		50	50
Expected (decrease) in plan assets	[1]	(15)	(15)
Expected net impact on funded status (de-) increase		35	35
US [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	10	10
Expected (decrease) in plan assets	[1]	0	0
Expected net impact on funded status (de-) increase		10	10
US [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(5)	(5)
Expected increase in plan assets	[1]	0	0
Expected net impact on funded status (de-) increase		(5)	(5)
US [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		0	0
US [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		0	0
US [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	(20)	(20)
Other [Member] | Discount rate (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(40)	(35)
Expected increase in plan assets	[1]	15	10
Expected net impact on funded status (de-) increase		(25)	(25)
Other [Member] | Discount rate (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		40	35
Expected (decrease) in plan assets	[1]	(15)	(10)
Expected net impact on funded status (de-) increase		25	25
Other [Member] | Credit spread (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO		(45)	(40)
Expected increase in plan assets	[1]	10	5
Expected net impact on funded status (de-) increase		(35)	(35)
Other [Member] | Credit spread (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO		45	40
Expected (decrease) in plan assets	[1]	(10)	(5)
Expected net impact on funded status (de-) increase		35	35
Other [Member] | Rate of price inflation (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO	[2]	10	10
Expected (decrease) in plan assets	[1]	(5)	(5)
Expected net impact on funded status (de-) increase		5	5
Other [Member] | Rate of price inflation (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO	[2]	(10)	(10)
Expected increase in plan assets	[1]	5	5
Expected net impact on funded status (de-) increase		(5)	(5)
Other [Member] | Rate of real increase in future compensation levels (-50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
Decrease in DBO, net impact on funded status		10	10
Other [Member] | Rate of real increase in future compensation levels (+50 bp) [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status		(10)	(10)
Other [Member] | Longevity improvements by 10 percent [Member]
Sensitivity Analysis on Funded Status [line items]
(Increase) in DBO, net impact on funded status	[3]	€ (10)	€ (10)

[1]	Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 98 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation
[2]	Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption
[3]	Estimated to be equivalent to an increase of around 1 year in overall life expectancy
[4]	Due to buy-in transaction the net impact on funded status reduces by € 40 million due to expected gains within the plan assets. The reduction was € 30 million for 2022